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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ----------------------------------
   Address:      111 West Jackson Blvd., 20th Floor
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

         William J. Shimanek          Chicago, Illinois   February 12, 2010
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 99
                                        --------------------

Form 13F Information Table Value Total: 794,063
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

Column 1                        Column 2     Column 3   Column 4        Column 5       Column 6  Column 7          Column 8
---------------------------- -------------- --------- ----------- ------------------- ---------- --------- ------------------------
                                                         VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AAR CORP                     BOND           000361AH8       5,082  5,000,000 PRN      SOLE                  5,000,000
ASM INTL NV                  BOND           00207DAG7      11,467  8,874,000 PRN      SOLE                  8,874,000
ALLIANT TECHSYSTEMS INC      BOND           018804AH7      17,097 15,000,000 PRN      SOLE                 15,000,000
ALLIANT TECHSYSTEMS INC      BOND           018804AK0      34,611 27,500,000 PRN      SOLE                 27,500,000
AMERICREDIT CORP             BOND           03060RAR2      11,249 12,760,000 PRN      SOLE                 12,760,000
AMGEN INC                    BOND           031162AL4         397    538,000 PRN      SOLE                    538,000
AMGEN INC                    BOND           031162AN0      38,262 38,730,000 PRN      SOLE                 38,730,000
APOGENT TECHNOLOGIES INC     BOND           03760AAK7      16,253 10,000,000 PRN      SOLE                 10,000,000
APPLE INC                    COM            037833100       5,268     25,000 SH       SOLE                     25,000
ARVINMERITOR INC             BOND           043353AF8       1,749  2,000,000 PRN      SOLE                  2,000,000
BEAZER HOMES USA INC         BOND           07556QAL9       1,864  2,000,000 PRN      SOLE                  2,000,000
BOISE INC                    WARRANT        09746Y113         466     87,722 SH       SOLE                     87,722
BOSTON PPTYS LTD PARTNERSHIP BOND           10112RAG9       3,368  3,290,000 PRN      SOLE                  3,290,000
BOSTON PPTYS LTD PARTNERSHIP BOND           10112RAK0       4,919  5,000,000 PRN      SOLE                  5,000,000
CAPITAL ONE FINL CORP        COM            14040H105       1,093     28,500 SH       SOLE                     28,500
CEPHALON INC                 BOND           156708AL3      25,838 22,678,000 PRN      SOLE                 22,678,000
CHARLES RIV LABS INTL INC    BOND           159864AB3       7,795  8,000,000 PRN      SOLE                  8,000,000
CHINA MED TECHNOLOGIES INC   COM            169483954         371     26,400 SH  PUT  SOLE                     26,400
CHINA MED TECHNOLOGIES INC   BOND           169483AB0         832  1,000,000 PRN      SOLE                  1,000,000
CHINA MED TECHNOLOGIES INC   BOND           169483AC8       5,605  8,810,000 PRN      SOLE                  8,810,000
CHIQUITA BRANDS INTL INC     BOND           170032AT3       8,456  8,000,000 PRN      SOLE                  8,000,000
COINSTAR INC                 BOND           19259PAF9       1,495  1,500,000 PRN      SOLE                  1,500,000
COMPUCREDIT CORP             BOND           20478NAD2       1,391  4,610,000 PRN      SOLE                  4,610,000
COVANTA HLDG CORP            BOND           22282EAA0       9,394 10,014,000 PRN      SOLE                 10,014,000
DST SYS INC DEL              BOND           233326AB3      31,840 30,210,000 PRN      SOLE                 30,210,000
DST SYS INC DEL              BOND           233326AD9       6,060  5,781,000 PRN      SOLE                  5,781,000
DRYSHIPS INC.                BOND           262498AB4      15,324 15,000,000 PRN      SOLE                 15,000,000
E M C CORP MASS              BOND           268648AM4       6,882  5,510,000 PRN      SOLE                  5,510,000
EARTHLINK INC                BOND           270321AA0      19,031 17,325,000 PRN      SOLE                 17,325,000
ENZON PHARMACEUTICALS INC    BOND           293904AE8         434    370,000 PRN      SOLE                    370,000
EQUINIX INC                  BOND           29444UAH9      15,306 10,415,000 PRN      SOLE                 10,415,000
GENZYME CORP                 COM            372917904       2,451     50,000 SH  CALL SOLE                     50,000
GILEAD SCIENCES INC          BOND           375558AG8      19,075 16,000,000 PRN      SOLE                 16,000,000
GREAT ATLANTIC & PAC TEA INC COM            390064103       1,243    105,446 SH       SOLE                    105,446
GREAT ATLANTIC & PAC TEA INC BOND           390064AK9       5,966  6,590,000 PRN      SOLE                  6,590,000
HERTZ GLOBAL HOLDINGS INC    BOND           42805TAA3       8,272  5,072,000 PRN      SOLE                  5,072,000
HOSPITALITY PPTYS TR         BOND           44106MAK8       9,058  9,220,000 PRN      SOLE                  9,220,000
HUMAN GENOME SCIENCES INC    BOND           444903AK4      17,890  8,810,000 PRN      SOLE                  8,810,000
INFORMATION SERVICES GROUP I WARRANT        45675Y112         638    201,383 SH       SOLE                    201,383
INGERSOLL-RAND GLOBAL HLDG C BOND           45687AAD4      46,370 22,500,000 PRN      SOLE                 22,500,000
INVITROGEN CORP              BOND           46185RAJ9      19,306 12,500,000 PRN      SOLE                 12,500,000
INVITROGEN CORP              BOND           46185RAM2       5,738  4,805,000 PRN      SOLE                  4,805,000
ISHARES INC                  COM            464286871         360     23,000 SH       SOLE                     23,000
JETBLUE AIRWAYS CORP         BOND           477143AD3       9,781  7,000,000 PRN      SOLE                  7,000,000
JETBLUE AIRWAYS CORP         BOND           477143AE1      19,926 14,000,000 PRN      SOLE                 14,000,000
JETBLUE AIRWAYS CORP         BOND           477143AF8       5,470  4,000,000 PRN      SOLE                  4,000,000
K V PHARMACEUTICAL CO        BOND           482740AC1       1,279  2,200,000 PRN      SOLE                  2,200,000
KENNEDY-WILSON HLDGS INC     WARRANT        489398115         769     85,968 SH       SOLE                     85,968
L-3 COMMUNICATIONS CORP      BOND           502413AW7      20,780 19,765,000 PRN      SOLE                 19,765,000
LABORATORY CORP AMER HLDGS   BOND           50540RAG7      10,528 10,412,000 PRN      SOLE                 10,412,000
LIFEPOINT HOSPITALS INC      BOND           53219LAH2       9,831 10,500,000 PRN      SOLE                 10,500,000
LUCENT TECHNOLOGIES INC      BOND           549463AG2       3,646  3,685,000 PRN      SOLE                  3,685,000
MF GLOBAL LTD                BOND           55276YAB2       7,389  6,600,000 PRN      SOLE                  6,600,000
MACROVISION CORP             BOND           555904AB7      15,552 12,500,000 PRN      SOLE                 12,500,000
MEDTRONIC INC                BOND           585055AL0       6,717  6,610,000 PRN      SOLE                  6,610,000
METLIFE INC                  COM            59156R108       2,740     77,500 SH       SOLE                     77,500
MIRANT CORP NEW              WARRANT        60467R118       1,596    104,487 SH       SOLE                    104,487
NCI BUILDING SYS INC         COM            628852105       1,883  1,040,081 SH       SOLE                  1,040,081
NABORS INDS INC              BOND           629568AP1       4,174  4,250,000 PRN      SOLE                  4,250,000

Column 1                        Column 2     Column 3   Column 4        Column 5       Column 6  Column 7          Column 8
---------------------------- -------------- --------- ----------- ------------------- ---------- --------- ------------------------
                                                         VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
NASH FINCH CO                BOND           631158AD4       4,899 10,672,000 PRN      SOLE                 10,672,000
NATIONAL CITY CORP           BOND           635405AW3       1,389  1,365,000 PRN      SOLE                  1,365,000
OSI PHARMACEUTICALS INC      BOND           671040AF0      24,190 20,874,000 PRN      SOLE                 20,874,000
PLACER DOME INC              BOND           725906AK7      16,381 10,000,000 PRN      SOLE                 10,000,000
PROLOGIS                     BOND           743410AS1       5,913  6,600,000 PRN      SOLE                  6,600,000
QWEST COMMUNICATIONS INTL IN BOND           749121BY4      23,271 22,382,000 PRN      SOLE                 22,382,000
RAYTHEON CO                  WARRANT        755111119      38,542    748,100 SH       SOLE                    748,100
RECKSON OPER PARTNERSHIP L P BOND           75621LAJ3       3,514  3,520,000 PRN      SOLE                  3,520,000
RESEARCH IN MOTION LTD       COM            760975952         675     10,000 SH  PUT  SOLE                     10,000
SPDR TR                      COM            78462F103       2,786     25,000 SH       SOLE                     25,000
SPDR GOLD TRUST              COM            78463V907       5,366     50,000 SH  CALL SOLE                     50,000
SAPPHIRE INDUSTRIALS CORP    COM            80306T109       1,588    158,211 SH       SOLE                    158,211
SAPPHIRE INDUSTRIALS CORP    WARRANT        80306T117      12,550  1,250,000 SH       SOLE                  1,250,000
SPORTS PPTYS ACQUISITION COR COM            84920F107         314     31,634 SH       SOLE                     31,634
SPORTS PPTYS ACQUISITION COR WARRANT        84920F115         314     31,634 SH       SOLE                     31,634
STERLITE INDS INDIA LTD      BOND           859737AB4       2,102  2,000,000 PRN      SOLE                  2,000,000
SUPERVALU INC                BOND           868536AP8       2,806  8,000,000 PRN      SOLE                  8,000,000
SYBASE INC                   BOND           871130AB6      14,567  8,370,000 PRN      SOLE                  8,370,000
TTM TECHNOLOGIES INC         BOND           87305RAC3       2,648  2,640,000 PRN      SOLE                  2,640,000
TEVA PHARMACEUTICAL FIN II L BOND           88164RAB3      25,198 15,420,000 PRN      SOLE                 15,420,000
THERAVANCE INC               BOND           88338TAA2       2,460  3,080,000 PRN      SOLE                  3,080,000
THORATEC CORP                BOND           885175AB5       2,532  3,070,000 PRN      SOLE                  3,070,000
TRIAN ACQUISITION I CORP     COM            89582E108         267     27,115 SH       SOLE                     27,115
TRIAN ACQUISITION I CORP     WARRANT        89582E116         984    100,000 SH       SOLE                    100,000
ULTIMATE ESCAPES INC         WARRANT        90385N113         117     31,703 SH       SOLE                     31,703
UNITED RENTALS NORTH AMER IN BOND           911365AH7       5,222  5,340,000 PRN      SOLE                  5,340,000
US AIRWAYS GROUP INC         BOND           911905AC1       2,581  2,000,000 PRN      SOLE                  2,000,000
WMS INDS INC                 BOND           929297AE9       4,021  1,320,000 PRN      SOLE                  1,320,000
WEBMD CORP                   BOND           94769MAE5       3,458  3,071,000 PRN      SOLE                  3,071,000
WELLS FARGO & CO NEW         COM            949746101       3,090    114,500 SH       SOLE                    114,500
ASIA SPECIAL SIT ACQST CORP  COM            G0538M105       2,428    244,281 SH       SOLE                    244,281
AUTOCHINA INTERNATIONAL LIMI COM            G06750106          56      2,535 SH       SOLE                      2,535
AUTOCHINA INTERNATIONAL LIMI COM            G06750114         428     25,288 SH       SOLE                     25,288
NORTH ASIA INVESTMENT CORP   COM            G66202105       1,473    150,000 SH       SOLE                    150,000
NORTH ASIA INVESTMENT CORP   WARRANT        G66202113       1,491    151,795 SH       SOLE                    151,795
OVERTURE ACQUISITION CORP    COM            G6830P100         142     14,188 SH       SOLE                     14,188
CHARDAN 2008 CHINA ACQST COR WARRANT        G8977T119       1,343    150,000 SH       SOLE                    150,000
DRYSHIPS INC                 COM            Y2109Q1017      1,631    280,200 SH       SOLE                    280,200
NAVIOS MARITIME ACQUIS CORP  COM            Y62159101       1,966    200,000 SH       SOLE                    200,000
NAVIOS MARITIME ACQUIS CORP  WARRANT        Y62159119       1,733    176,249 SH       SOLE                    176,249